Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Dividend And Growth Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 87 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”).  The Fund's portfolio is broadly diversified by company and industry.  Under normal market and economic conditions, at least 80% of the Fund's net assets are invested in dividend paying equity securities.  The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.  Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk − Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Dividend Paying Security Investment Risk − Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than those of funds that do not focus their investments on such investments.

Investment Strategy Risk − The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Equity Risk − The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Foreign Investments Risk − Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 15.76% (2nd quarter, 2009) Lowest -18.58% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.16%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 648
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	648
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	857
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,082
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
Annual Return 2006	rr_AnnualReturn2006	19.56%
Annual Return 2007	rr_AnnualReturn2007	7.76%
Annual Return 2008	rr_AnnualReturn2008	(31.94%)
Annual Return 2009	rr_AnnualReturn2009	23.70%
Annual Return 2010	rr_AnnualReturn2010	12.60%
Annual Return 2011	rr_AnnualReturn2011	0.86%
Annual Return 2012	rr_AnnualReturn2012	13.00%
Annual Return 2013	rr_AnnualReturn2013	30.93%
Annual Return 2014	rr_AnnualReturn2014	12.32%
Annual Return 2015	rr_AnnualReturn2015	(1.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A − Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A − After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.92%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,058
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,046
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.53%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.15%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.76%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,073
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.54%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.24%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.01%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.04%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.33%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.13%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.10%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	226
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 882
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R6
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.71%
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.03%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 798
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.72%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), and 0.70% (Class R6). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.